Capital provision assets - Reconciliation of capital provision assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capital Provision Assets
At January 1	$ 3,039,439
Additions	295,866	$ 562,018
Realizations	(526,588)	(439,359)
Income for the period	343,302	428,398
Transfer to capital provision asset subparticipation		10,700
Foreign exchange gains	17,268	37
At December 31	3,114,802	3,039,439
Capital provision assets
Capital Provision Assets
At January 1	2,432,829
At December 31	2,562,677	2,432,829
Capital provision assets | Financial assets at fair value through profit and loss
Capital Provision Assets
At January 1	2,432,829	1,871,035
Additions	295,866	562,018
Realizations	(526,588)	(439,359)
Income for the period	343,302	428,398
Transfer to capital provision asset subparticipation		10,700
Foreign exchange gains	17,268	37
At December 31	$ 2,562,677	$ 2,432,829